SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents, at Carrying Value	$ 2,894,555		$ 2,894,555		$ 3,862,716	$ 2,355,060
Debt Securities, Available-for-Sale, Current
Research and development costs	39,129	$ 62,118	165,256	$ 139,491	176,431	197,745
Advertising Expense				0
Impairment losses on equipment				0	0	0
Revenue
Cash excess of FDIC insurance limits	2,776,029		2,776,029		3,285,197	2,092,420
Deposits, Money Market Deposits	$ 2,776,029		$ 2,776,029
Share Price	$ 1		$ 1
Investment Owned, Net Assets, Percentage	99.50%		99.50%
Payments for Deposits					$ 98,480
Ownership interest percentage					15.00%
Deposits Assets	$ 98,480		$ 98,480
Cash equivalents					$ 0	0
Valuation allowance increase decrease					524,014	548,000
Deposits	$ 98,480		$ 98,480		$ 98,480
Global Silk Solutions [Member]
Equity Method Investment, Ownership Percentage	15.00%		15.00%